November 14, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                 Nationwide Life Insurance Company
Initial Registration Statement for
Select Retirement
Individual Supplemental Immediate Fixed Income Annuity Contracts
on Form S-1 (1933 Act File No. 333-XXXXXX)

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing an original registration statement indicated above for the purpose of registering Select Retirement, an Individual Supplemental Immediate Fixed Income Annuity Contract (the “Contracts”).

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

A summary of the Contracts, which is intended as general background information, is as follows:

The Contracts will be available exclusively to clients of Citigroup Global Market Inc. (“CGMI”) is a financial services firm. For the purposes of the product, “CGM” refers to CGMI and its Smith Barney and Investment Advisory Services divisions, Citi Private Bank and other Citigroup Inc. affiliates.  CGMI is registered as a securities broker-dealer, investment advisor and futures commission merchant. Affiliates of CGM are registered as commodity pool operators and/or commodity trading advisers.

Nationwide is in the process of executing an administration/servicing agreement with CGM that enables CGM to provide ongoing data feeds containing investor account balance and other information to Nationwide so that Nationwide can perform its obligations and provide notices under the Contracts.

Home Office: One Nationwide Plaza                                                                                                                                                                                                                                                                                                                                        Nationwide Insurance
Columbus, Ohio 43215-2220                                                                                                                                                                                                                                                                                                                                                      Nationwide Financial

                                                                                           Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The United States Securities
and Exchange Commission
November 14, 2008

In summary, the Contract provides an investor with a lifetime income guarantee in the event the investor’s CGM account declines due to market performance or the investor outlives the assets in their CGM account.  The Contract is intended to be used in connection with a systematic withdrawal program.  When the investor’s CGM account balance falls to a certain level, the CGM account will be closed and the remaining assets in the account will be transferred to Nationwide as premium for an immediate fixed income annuity contract.  Under the fixed income annuity contract, Nationwide will make annuity payments to the contract owner equal to the amount of their systematic withdrawal for the rest of his or her life.  The Contract also offers a Spousal Continuation Option available at the time of application, a Cost of Living Adjustment (“COLA”), which may be elected at any time before the Withdrawal Phase, and an automatic 5% increase in the Guaranteed Lifetime Withdrawal Base during the Accumulation Phase.

The life of the Contract can generally be described as having three phases: an “Accumulation Phase,” a “Withdrawal Phase,” and an “Income Phase.”  You must affirmatively elect to enter the Withdrawal Phase.  After a triggering event occurs, you may elect to enter the Income Phase.

The charge associated with the Contract is assessed quarterly during the Accumulation Phase and Withdrawal Phase of the Contract only and is currently equal to an annualized rate of 1.00% of the benefit base, the “Guaranteed Lifetime Withdrawal Base.”  The Guaranteed Lifetime Withdrawal Base is equal to the assets in the CGM account, adjusted for withdrawals and additions, when the CGM account is first opened.

The Contract is an individual contract between the investor and Nationwide (as opposed to a group annuity contract or a funding agreement).  Guaranteed payments are made from Nationwide’s general account and are funded through the charge assessed during the Accumulation Phase and Withdrawal Phase.

Some conditions are associated with the Contract.  For example, Nationwide limits the investor’s investment options to certain Select UMA models that are managed by CGM.  Additionally, Nationwide imposes limits on the amount that can be withdrawn under the systematic withdrawal program without reducing the Guaranteed Lifetime Withdrawal Base.

We have also attached CGM’s Form ADV Part I and Part II via courtesy PDF.

We acknowledge the following:
•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

Home Office: One Nationwide Plaza                                                                                                                                                                                                                                                                                                                                        Nationwide Insurance
Columbus, Ohio 43215-2220                                                                                                                                                                                                                                                                                                                                                      Nationwide Financial

                                                                                                            Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The United States Securities
and Exchange Commission
November 14, 2008

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:
•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the initial registration;
•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

I hope you find this background information helpful.  Please contact me directly at (614) 677-2216 if you have any questions regarding this filing.

Sincerely,

/s/HOLLY J. HUNT
Holly J. Hunt
Senior Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny

Home Office: One Nationwide Plaza                                                                                                                                                                                                                                                                                                                                        Nationwide Insurance
Columbus, Ohio 43215-2220                                                                                                                                                                                                                                                                                                                                                      Nationwide Financial

                                                                                                      Legal Counsel to the Nationwide Insurance Companies and their Associated Companies